Organization and Principal Activities (Details) - Schedule of balance sheet - VIE [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	¥ 192	¥ 8,305
Restricted cash	500	500
Accounts receivable, net	22,391	17,494
Prepaid expenses and other current assets, net	42,431	49,220
Due from related parties	1,422	6,990
Inventories	36,018	29,457
Total current assets	102,954	111,966
Non-current assets
Property and equipment, net	38,227	35,579
Operating lease right-of-use assets, net	16,319	1,365
Intangible assets, net	2,592	2,307
Other non-current assets	541	3,333
Total non-current assets	57,679	42,584
Total assets	160,633	154,550
Current liabilities
Accounts payable	74,497	49,041
Short-term borrowings	35,780	30,800
Current portion of long-term borrowings	800	5,580
Due to related parties	3,728	550
Lease liability	3,360	1,080
Other payables and accrued liabilities	42,423	59,076
Income tax payables	18	18
Total current liabilities	160,606	146,145
Non-current liabilities
Long-term borrowings	8,020
Deferred tax liability	466
Lease liability	14,549	285
Total non-current liabilities	23,035	285
Total liabilities	¥ 183,639	¥ 146,430